Offerings - Offering: 1	May 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock of Ventas, Inc.
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,300.00